Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (8,771)	$ (8,846)
Other comprehensive income (loss) before reclassifications	(431)	646
Amounts reclassified from accumulated other comprehensive loss	(622)	566
Other comprehensive income (loss)	(1,053)	1,212
Ending balance	(9,824)	(7,634)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,572	(1,673)
Other comprehensive income (loss) before reclassifications	271	1,607
Amounts reclassified from accumulated other comprehensive loss	(622)	566
Other comprehensive income (loss)	(351)	2,173
Ending balance	1,221	500
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(10,343)	(7,173)
Other comprehensive income (loss) before reclassifications	(702)	(961)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(702)	(961)
Ending balance	$ (11,045)	$ (8,134)